UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM SPDSCL-HFCAA-GOV

☒ QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly period ended September 30, 2023 or

☐ TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the transition period from __________to _________

001-32522

Commission file number

China Foods Holdings Ltd.

(Exact name of registrant as specified in its charter)

Delaware	84-1735478
State or other jurisdiction of incorporation or organization	(I.R.S. Employer Identification No.)

Room 2301A, China Resources Building, 26 Harbour Road, Wanchai, Hong Kong	0000
(Address of principal executive offices)	(Zip Code)

(852) 3618-8608

Registrant’s telephone number, including area code

(Former name, former address and former fiscal year, if changed since last report)

Supplemental Submission

Pursuant to Item 9C(a) of Form 10-K

China Foods Holdings, Ltd. is submitting via EDGAR the following information as required under Item 9C(a) of Form 10-K in relation to the Staff Statement on the Holding Foreign Companies Accountable Act and the Consolidated Appropriate Act, 2023 (the “HFCAA”).

On May 13, 2022, China Foods Holdings Ltd was conclusively listed by the SEC as a Commission-Identified Issuer under the HFCAA following the filing of our annual report on Form 10-K for the fiscal year ended December 31, 2021. Our auditor who issued the audit report for us for the fiscal year ended December 31, 2021, is a registered public accounting firm located in Hong Kong, China, a jurisdiction where the PCAOB determined in 2021 that it was unable to inspect or investigate completely. The inability of the PCAOB to inspect or investigate our auditor subjected the company to restrictions under the HFCAA, including the risk of having the Company’s shares subject to a trading prohibition.

In August 2022, the PCAOB signed a Statement of Protocol with the China Securities Regulatory Commission and the Ministry of Finance of the People’s Republic of China, taking the first step toward opening access for the PCAOB to inspect and investigate registered public accounting firms headquartered in mainland China and Hong Kong. PCAOB staff members conducted on-site inspections and investigations, and in December 2022, the PCAOB announced that it has secured complete access to inspect and investigate registered public accounting firms headquartered in mainland China and Hong Kong and confirmed that until such time as the PCAOB issues any new determination, there are no Commission-Identified Issuers, including our Company, at risk of having their securities subject to a trading prohibition under the HFCAA.

As of the date of this report, China Foods Holdings, Ltd. is not owned or controlled by a governmental entity in China or Hong Kong. There are two shareholders that beneficially own more than 5% of the Company’s common stock (as determined pursuant to Rule 13d-3 under the Exchange Act). None of these shareholders is a representative of any government entity in China or Hong Kong, or an official of the Chinese Communist Party. In addition, the Company reviewed the business experiences of the directors and officers of the Company currently consisting of: Kong Xiao Jun, Chief Executive Officer, Chief Financial Officer, and Director; Yunsi Liu, Director, Liu Yang, Director, and Hu Cheng Ni, Director. None of these persons is a representative of any government entity in China or Hong Kong, and, to the knowledge of the Company none of these persons is an official of the Chinese Communist Party. Based on the absence of a Schedule 13D or 13G filing by any such governmental entity, the lack of material contracts with foreign governmental parties, and the absence of foreign government representation on our Board, we have determined that no governmental entity in mainland China or Hong Kong has the power to direct or control our management, policies, or possess a controlling financial interest. The Company did not rely upon any legal opinions or third party certifications such as affidavits as the basis of its submission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: December 1, 2023	By:	/s/ Kong Xiao Jun
	Name:	Kong Xiao Jun
	Title:	Chief Executive Officer & Chief Financial Officer